Financial investments - Summary of financial instruments at fair value through profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial instruments	S/ 2,042,777	S/ 1,551,537
Local and foreign mutual funds and investment funds participations [member]
Disclosure of financial assets [line items]
Financial instruments	1,212,259	1,083,079
BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Financial instruments	131,623	132,054
Royalty Pharma [member]
Disclosure of financial assets [line items]
Financial instruments	107,530	117,682
Ishares [member]
Disclosure of financial assets [line items]
Financial instruments	90,647	72,835
Dhani Services Limited [member]
Disclosure of financial assets [line items]
Financial instruments	53,557
LendUP and Mission Lane [Member]
Disclosure of financial assets [line items]
Financial instruments	48,670	23,375
VíaSat Inc [member]
Disclosure of financial assets [line items]
Financial instruments	43,626	26,683
Others [member]
Disclosure of financial assets [line items]
Financial instruments	91,635	30,575
Indexed Certificates of Deposit issued by the BCRP [member]
Disclosure of financial assets [line items]
Financial instruments	182,888
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Financial instruments	S/ 80,342	S/ 65,254